Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Debt [Abstract]
Schedule of Long-Term Debt	Long-term debt consisted of the following (in thousands):
	As of December 31,
	2024	2023
Term Loan	$—	$1,378
Less current portion	—	(268)
Long-term debt less current portion	$—	$1,110